UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-07338

Capital World Growth and Income Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: November 30

Date of reporting period: May 31, 2016

Michael W. Stockton

Capital World Growth and Income Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Capital World Growth and Income Fund® Semi-annual report for the six months ended May 31, 2016

Capital World Growth and Income Fund seeks to provide you with long-term growth of capital while providing current income.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For 85 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2016 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	–8.95%	4.93%	4.73%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.77% for Class A shares as of the prospectus dated February 1, 2016.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

The fund’s 30-day yield for Class A shares as of June 30, 2016, reflecting the 5.75% maximum sales charge and calculated in accordance with the U.S. Securities and Exchange Commission formula, was 2.10%.

Investing outside the United States may be subject to risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow investors:

Equity markets were generally unchanged during the first half of the fiscal year, a period characterized by mixed economic data and wavering investor sentiment. Broadly speaking, international stock markets trailed the U.S. market. Shortly after the close of the period, British voters approved a proposal to leave the European Union, sending global markets, the pound and the euro tumbling in the days immediately after the vote.

For the six months ended May 31, 2016, Capital World Growth and Income Fund declined 0.24%. The fund’s primary benchmark, the MSCI ACWI (All Country World Index), which measures the results of more than 40 developed and emerging equity markets, returned 0.01%. By way of comparison, the Lipper Global Funds Index, a peer group measure, fell 0.91%. As you can see in the table below, the fund has outpaced both of these measures over longer time frames.

Results at a glance

For periods ended May 31, 2016, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime (since 3/26/93)

Capital World Growth and Income Fund (Class A shares)	–0.24%	–5.03%	5.81%	5.41%	10.34%
MSCI ACWI (All Country World Index)*	0.01	–5.42	5.17	4.32	6.98
Lipper Global Funds Index†	–0.91	–5.39	5.08	4.32	7.05

*	Results for the MSCI ACWI reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. This index is a free float-adjusted market capitalization-weighted index that is designed to measure results of more than 40 developed and emerging equity markets. It is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.
†	Lipper indexes track the largest mutual funds (no more than 30), represented by one share class per fund, in the corresponding Lipper category.

Capital World Growth and Income Fund	1

The fund aims to provide investors with both current income and long-term capital appreciation. For the period, quarterly dividend payments totaled 49 cents a share. This amounted to an income return of 1.09%. Investors also received a capital gains distribution of 71 cents a share paid in December.

Low growth, aggressive stimulus

The first half of the fiscal year can be viewed as two distinct halves. The six months began amid slowing global economic growth, slumping commodities prices and concerns about rising interest rates in the United States. A strengthening U.S. dollar provided an additional headwind for investors in international markets. Against this backdrop, many of the world’s major stock markets lost ground from December through February. In more recent months, however, several markets rebounded on increased central bank stimulus measures, a broad rise in commodity prices (including oil) and indications from the U.S. Federal Reserve that it would approach further interest rate increases with caution.

European stocks ended lower. Markets tumbled on weak growth, deflationary pressures and ongoing turmoil in the banking sector. In March the European Central Bank (ECB) cut interest rates, some of which were already in negative territory, and expanded its monthly bond purchases to include corporate securities. Losses were tempered by a mid-period rally driven by signs of improving economic data. Toward the end of the period, Greek lawmakers approved austerity measures in an effort to appease the country’s creditors. For the six months the MSCI Europe Index declined 3.27%.*

In Japan, equity prices followed a similar trajectory, as the country continued to struggle with persistently low inflation. In late January, the Bank of Japan adopted negative interest rates in an effort to stimulate the economy. While first-quarter growth came in at a higher-than-forecast 1.7%, inflation remained well below the Bank of Japan’s target. Japanese shares were down 2.88%.

Chinese stocks declined 6.93% amid rising concerns about sluggish growth and mounting government debt. Elsewhere in developing markets, Brazilian stocks soared 16.28% as the country’s legislative body took steps toward reform with the impeachment of President Dilma Rousseff. A recovery in oil and other commodities prices also supported Brazilian equities. India’s stock market advanced 2.25%, boosted in part by upbeat company earnings reports.

After an uneven start, U.S. equities ended in positive territory, helped by stronger economic data and rising oil prices. The MSCI USA Index rose 1.58% for the period. Retail sales, durable goods orders and industrial production all accelerated in April.

*	Unless otherwise noted, country stock returns are based on MSCI indexes, expressed in U.S. dollars and assume the reinvestment of dividends. Results reflect dividends net of withholding taxes, except the MSCI USA Index, which reflects dividends gross of withholding taxes.

2	Capital World Growth and Income Fund

Where the fund’s assets were invested*

(percent invested by country of domicile)

	Capital World Growth and Income Fund	MSCI All Country World Index†

Europe	29.9%	22.3%
United Kingdom	12.8	6.5
Switzerland	5.7	3.1
France	4.2	3.3
Germany	1.9	3.0
Spain	1.0	1.1
Netherlands	.9	1.0
Finland	.7	.3
Portugal	.6	.1
Sweden	.6	.9
Other Europe	1.5	3.0

The Americas	45.8	58.0
United States	41.8	53.6
Canada	3.1	3.1
Brazil	.6	.6
Other Americas	.3	.7

Asia/Pacific	17.7	18.7
Japan	3.5	7.7
Hong Kong	3.3	1.1
China	2.4	2.4
India	1.9	.9
Thailand	1.9	.2
Taiwan	1.5	1.2
Australia	1.2	2.4
South Korea	1.2	1.5
Singapore	.6	.5
Other Asia/Pacific	.2	.8

Other	.7	1.0

Bonds, notes & other debt instruments, short-term securities & other assets less liabilities	5.9	–

Total	100.0%	100.0%

*	Percent of net assets by country as of May 31, 2016.
†	The MSCI All Country World Index is weighted by market capitalization.

Capital World Growth and Income Fund	3

Inside the portfolio

In an environment characterized by muffled economic growth and market volatility, holdings in more defensive areas of the market delivered some of the strongest returns. Among the fund’s top 10 holdings, tobacco companies Philip Morris International and Altria advanced 12.92% and 10.49%, respectively. Another consumer staples holding, Thai Beverage — one of Southeast Asia’s largest makers of beer and spirits — surged 31.03%. Verizon Communications, the fund’s third-largest holding, jumped 11.99% after beating earnings expectations in the final quarter of 2015.

Financials, the largest sector concentration in the fund, detracted from the fund’s overall return. In particular, European financials were hit hard by the ECB’s introduction of negative interest rates. Shares of British financial services conglomerate Barclays, the fund’s ninth-largest holding, dropped 21.41% after it issued disappointing guidance for 2016, substantially reduced its dividend and announced it would be trimming jobs worldwide. Swiss bank UBS (–19.34%) and U.K. insurer Prudential (–13.80%), also saw losses.

Health care holdings generated mixed results. Biotech giant Amgen, the fund’s top holding, posted a 1.96% loss amid generally downbeat investor sentiment. Also among the top 10, Novartis declined 6.96%, but pharmaceutical maker AbbVie rose 8.22%, helped by the company’s diverse pipeline of therapies.

Strong stock selection among U.S. firms was partly offset by a relatively light concentration of U.S.-domiciled holdings. A smaller weighting in Japanese companies, however, proved beneficial.

Largest equity holdings

(as of May 31, 2016)

Company	Country of domicile	Percent of net assets	Six-month return

Amgen	United States	3.1	–1.96%
Novartis	Switzerland	2.5	–6.96
Verizon Communications	United States	1.9	11.99
Philip Morris International	United States	1.9	12.92
Imperial Brands	United Kingdom	1.7	0.80
AbbVie	United States	1.6	8.22
Prudential	United Kingdom	1.5	–13.80
Altria	United States	1.5	10.49
Barclays	United Kingdom	1.1	–21.41
UBS Group	Switzerland	1.1	–19.34

4	Capital World Growth and Income Fund

Looking forward

The global economy remains on a growth path, but investors are faced with a number of uncertainties. Japan continues to try to rid itself of the yoke of deflation. The longer term impact of negative interest rates in both Japan and Europe is unclear. The European recovery remains fragile but intact. The British vote to sever ties with the European Union briefly rattled investors, who largely expected a “remain” vote. The “Brexit” will likely have an adverse impact on near-term growth in the U.K. and Europe. That said, we believe markets may have overreacted to the news and view any further volatility as a buying opportunity for patient, long-term investors.

The outlook for U.S. growth remains cautiously optimistic, with few signs of the excesses that often lead to a recession. After several years of gains, many areas of the U.S. market appear fully valued and, as such, we are tempering our expectations. Conversely, after years of trailing U.S. returns, parts of the European market appear attractively valued in our view. We continue to look for long-term investment opportunities in international markets.

Growth in China remains tepid, further hindering the country’s transition to a more consumer-led economy. The near-term outlook has brightened for some emerging markets, however, thanks in part to stimulus measures enacted by a number of central banks, the turnaround in commodities prices and an easing in the rise of the U.S. dollar.

Against this uneven backdrop, we continue to focus on identifying companies across the globe that we believe can generate long-term capital appreciation and substantial dividend opportunities.

We thank you for your continued support of Capital World Growth and Income Fund, and look forward to reporting to you at the close of the fiscal year.

Cordially,

Mark E. Denning	Michael Cohen
President July 11, 2016	Senior Vice President

For current information about the fund, visit americanfunds.com.

Capital World Growth and Income Fund	5

Summary investment portfolio May 31, 2016	unaudited

Industry sector diversification	Percent of net assets

Country diversification by domicile	Percent of net assets
United States	41.75%
United Kingdom	12.76
Euro zone*	10.68
Switzerland	5.66
Japan	3.49
Hong Kong	3.33
Canada	3.14
China	2.40
India	1.87
Other countries	9.06
Bonds, notes & other debt instruments, short-term securities & other assets less liabilities	5.86
*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Austria, Belgium, Finland, France, Germany, Ireland, Italy, the Netherlands, Portugal and Spain.

Common stocks 94.01%	Shares	Value (000)
Financials 15.37%
Prudential PLC	63,578,400	$1,270,756
Barclays PLC	344,760,985	910,786
UBS Group AG	55,859,786	863,185
HDFC Bank Ltd.[1]	36,585,126	760,485
HDFC Bank Ltd. (ADR)	569,900	36,679
Société Générale	17,051,989	701,807
American International Group, Inc.	11,098,800	642,399
Siam Commercial Bank PCL	166,255,831	623,605
AIA Group Ltd.	86,810,596	507,743
Cheung Kong Property Holdings Ltd.	72,135,856	451,618
Other securities		5,846,189
		12,615,252

Health care 14.33%
Amgen Inc.	16,351,200	2,582,672
Novartis AG	26,164,054	2,076,805
AbbVie Inc.	21,440,829	1,349,271

6	Capital World Growth and Income Fund

	Shares	Value (000)
Stryker Corp.	6,713,000	$746,217
Medtronic PLC	8,717,000	701,544
Takeda Pharmaceutical Co. Ltd.	12,147,000	526,204
Thermo Fisher Scientific Inc.	3,448,200	523,333
UnitedHealth Group Inc.	3,706,200	495,408
Alexion Pharmaceuticals, Inc.[2]	3,231,350	487,611
GlaxoSmithKline PLC	21,175,182	443,168
Other securities		1,824,062
		11,756,295

Industrials 10.21%
Boeing Co.	5,483,000	691,680
Lockheed Martin Corp.	2,884,400	681,382
Union Pacific Corp.	5,883,140	495,302
General Dynamics Corp.	3,345,700	474,654
Other securities		6,036,752
		8,379,770

Information technology 10.10%
Alphabet Inc., Class A2	572,480	428,702
Alphabet Inc., Class C2	555,867	408,962
Oracle Corp.	20,451,000	822,130
Texas Instruments Inc.	10,813,400	655,292
Intel Corp.	19,270,000	608,739
Taiwan Semiconductor Manufacturing Co., Ltd.	123,014,000	590,316
Apple Inc.	4,442,329	443,611
Nintendo Co., Ltd.	2,837,000	421,445
Other securities		3,905,026
		8,284,223

Consumer discretionary 9.82%
Amazon.com, Inc.[2]	998,883	721,983
Netflix, Inc.[2]	6,855,089	703,126
Toyota Motor Corp.	10,811,200	564,602
Kingfisher PLC	101,492,005	539,769
Home Depot, Inc.	3,029,000	400,191
Other securities		5,128,751
		8,058,422

Consumer staples 9.49%
Philip Morris International Inc.	15,684,300	1,547,727
Imperial Brands PLC	24,914,267	1,357,141
Altria Group, Inc.	19,834,700	1,262,280
Coca-Cola Co.	16,036,300	715,219
Nestlé SA	8,035,382	593,357
Thai Beverage PCL	736,594,000	468,027
Other securities		1,843,275
		7,787,026

Capital World Growth and Income Fund	7

Common stocks (continued)	Shares	Value (000)
Energy 6.47%
Canadian Natural Resources, Ltd.	25,112,830	$746,290
EOG Resources, Inc.	6,046,887	491,975
BP PLC	82,152,070	425,074
Other securities		3,647,374
		5,310,713

Telecommunication services 5.21%
Verizon Communications Inc.	31,168,999	1,586,502
China Mobile Ltd.	38,048,000	433,813
Other securities		2,254,756
		4,275,071

Utilities 4.91%
SSE PLC	38,157,269	846,661
EDP - Energias de Portugal, SA	161,418,052	537,907
Dominion Resources, Inc.	6,238,422	450,726
Other securities		2,194,390
		4,029,684

Materials 3.32%
Other securities		2,722,871

Miscellaneous 4.78%
Other common stocks in initial period of acquisition		3,919,222

Total common stocks (cost: $66,462,039,000)		77,138,549

Rights & warrants 0.01%
Industrials 0.01%
Other security		11,317

Total rights & warrants (cost: $0)		11,317

Convertible stocks 0.12%
Miscellaneous 0.12%
Other convertible stocks in initial period of acquisition		101,473

Total convertible stocks (cost: $79,932,000)		101,473

Bonds, notes & other debt instruments 1.37%	Principal amount (000)
Corporate bonds & notes 0.75%
Other securities		615,200

U.S. Treasury bonds & notes 0.47%
U.S. Treasury 0.47%
Other securities		387,161

8	Capital World Growth and Income Fund

	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. 0.15%
Other securities		$117,910

Total bonds, notes & other debt instruments (cost: $1,075,687,000)		1,120,271

Short-term securities 4.01%
Federal Home Loan Bank 0.28%–0.64% due 6/14/2016–12/15/2016	$699,700	699,234
Other securities		2,590,009

Total short-term securities (cost: $3,288,756,000)		3,289,243
Total investment securities 99.52% (cost: $70,906,414,000)		81,660,853
Other assets less liabilities 0.48%		394,521

Net assets 100.00%		$82,055,374

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with an aggregate value of $1,913,209,000, which represented 2.33% of the net assets of the fund) were acquired in transactions exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. “Other securities” also includes a portion of a security which was pledged as collateral. The total value of pledged collateral was $12,739,000, which represented .02% of the net assets of the fund.

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $1,057,377,000.

			Contract amount		Unrealized appreciation (depreciation)
	Settlement date	Counterparty	Receive (000)	Deliver (000)	at 5/31/2016 (000)
Sales:
Australian dollars	7/12/2016	Bank of America, N.A.	$29,891	A$41,000	$ 306
Australian dollars	8/4/2016	UBS AG	$6,816	A$9,500	(34)
British pounds	6/14/2016	Citibank	$125,441	£87,978	(1,994)
British pounds	7/12/2016	Citibank	$230,891	£160,000	(915)
British pounds	7/12/2016	Bank of America, N.A.	$230,480	£160,160	(1,558)
British pounds	7/25/2016	UBS AG	$73,518	£50,814	(105)
Canadian dollars	6/10/2016	HSBC Bank	$38,518	C$49,400	848
Euros	6/15/2016	HSBC Bank	$36,004	€31,842	555
Euros	6/16/2016	Bank of America, N.A.	$66,713	€58,530	1,552
Japanese yen	6/21/2016	JPMorgan Chase	$119,983	¥12,994,738	2,542

Capital World Growth and Income Fund	9

			Contract amount		Unrealized appreciation (depreciation)
	Settlement date	Counterparty	Receive (000)	Deliver (000)	at 5/31/2016 (000)
Singapore dollars	8/26/2016	Barclays Bank PLC	$75,065	S$103,890	$ (259)
Thai baht	8/10/2016	JPMorgan Chase	$22,044	THB777,387	309
					$1,247

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s holdings in affiliated companies is included in “Other securities” under the respective industry sectors in the summary investment portfolio. Further details on these holdings and related transactions during the six months ended May 31, 2016, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 5/31/2016 (000)
Greene King PLC	16,727,000	—	—	16,727,000	$2,120	$216,101
Ocado Group PLC[2]	23,970,000	8,713,500	—	32,683,500	—	128,047
Golar LNG Ltd.	5,180,000	242,000	—	5,422,000	2,590	94,343
American Campus Communities, Inc.[3]	6,763,000	518,000	4,151,000	3,130,000	5,971	—
ComfortDelGro Corp. Ltd.[3]	148,490,000	—	77,748,000	70,742,000	3,075	—
Kingfisher PLC[3]	121,513,199	1,018,000	21,039,194	101,492,005	12,291	—
					$26,047	$438,491

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $765,132,000, which represented .93% of the net assets of the fund.
[2]	Security did not produce income during the last 12 months.
[3]	Unaffiliated issuer at 5/31/2016.

Key to abbreviations and symbols

A$ = Australian dollars

ADR = American Depositary Receipts

£ = British pounds

C$ = Canadian dollars

€ = Euros

¥ = Japanese yen

S$ = Singapore dollars

THB = Thai baht

See Notes to Financial Statements

10	Capital World Growth and Income Fund

Financial statements

Statement of assets and liabilities	unaudited
at May 31, 2016	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $70,242,589)	$81,222,362
Affiliated issuers (cost: $663,825)	438,491	$81,660,853
Cash		116
Cash denominated in currencies other than U.S. dollars (cost: $50,049)		50,001
Unrealized appreciation on open forward currency contracts		6,112
Receivables for:
Sales of investments	278,565
Sales of fund’s shares	59,302
Closed forward currency contracts	417
Dividends and interest	275,587
Other	741	614,612
		82,331,694
Liabilities:
Unrealized depreciation on open forward currency contracts		4,865
Payables for:
Purchases of investments	104,970
Repurchases of fund’s shares	86,314
Closed forward currency contracts	3
Investment advisory services	25,791
Services provided by related parties	29,512
Trustees’ deferred compensation	1,428
Non-U.S. taxes	23,068
Other	369	271,455
Net assets at May 31, 2016		$82,055,374

Net assets consist of:
Capital paid in on shares of beneficial interest		$69,357,842
Undistributed net investment income		547,639
Undistributed net realized gain		1,409,487
Net unrealized appreciation		10,740,406
Net assets at May 31, 2016		$82,055,374

See Notes to Financial Statements

Capital World Growth and Income Fund	11

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,866,833 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$52,128,301	1,184,691		$44.00
Class B	183,355	4,184		43.82
Class C	3,292,632	75,675		43.51
Class F-1	3,261,442	74,268		43.91
Class F-2	5,026,641	114,288		43.98
Class 529-A	2,882,455	65,708		43.87
Class 529-B	23,788	543		43.81
Class 529-C	676,340	15,497		43.64
Class 529-E	118,530	2,706		43.80
Class 529-F-1	112,320	2,558		43.91
Class R-1	238,622	5,476		43.58
Class R-2	969,190	22,295		43.47
Class R-2E	8,471	193		43.87
Class R-3	2,006,446	45,897		43.72
Class R-4	1,781,339	40,575		43.90
Class R-5E	9	—	*	43.98
Class R-5	1,293,679	29,384		44.03
Class R-6	8,051,814	182,895		44.02

*	Amount less than one thousand.

See Notes to Financial Statements

12	Capital World Growth and Income Fund

Statement of operations	unaudited
for the six months ended May 31, 2016	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $50,704; also includes $26,047 from affiliates)	$1,370,352
Interest (net of non-U.S. taxes of $447)	37,150	$1,407,502
Fees and expenses*:
Investment advisory services	150,008
Distribution services	99,368
Transfer agent services	50,247
Administrative services	9,717
Reports to shareholders	2,518
Registration statement and prospectus	1,532
Trustees’ compensation	207
Auditing and legal	4,090
Custodian	4,165
Other	1,795	323,647
Net investment income		1,083,855

Net realized gain and unrealized depreciation:
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $5; also includes $33,678 net gain from affiliates)	1,435,529
Forward currency contracts	(4,654)
Currency transactions	(9,264)	1,421,611
Net unrealized (depreciation) appreciation on:
Investments (net of non-U.S. taxes of $15,435)	(2,801,072)
Forward currency contracts	1,898
Currency translations	2,338	(2,796,836)
Net realized gain and unrealized depreciation		(1,375,225)
Net decrease in net assets resulting from operations		$(291,370)

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Capital World Growth and Income Fund	13

Statements of changes in net assets

(dollars in thousands)

	Six months ended May 31, 2016*	Year ended November 30, 2015

Operations:
Net investment income	$1,083,855	$1,658,631
Net realized gain	1,421,611	4,774,514
Net unrealized depreciation	(2,796,836)	(9,218,680)
Net decrease in net assets resulting from operations	(291,370)	(2,785,535)

Dividends and distributions paid to shareholders:
Dividends from net investment income	(903,819)	(1,933,803)
Distributions from net realized gain on investments	(1,318,506)	—
Total dividends and distributions paid to shareholders	(2,222,325)	(1,933,803)

Net capital share transactions	264,242	(401,335)

Total decrease in net assets	(2,249,453)	(5,120,673)

Net assets:
Beginning of period	84,304,827	89,425,500
End of period (including undistributed net investment income: $547,639 and $367,603, respectively)	$82,055,374	$84,304,827

*	Unaudited.

See Notes to Financial Statements

14	Capital World Growth and Income Fund

Notes to financial statements	unaudited

1. Organization

Capital World Growth and Income Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital while providing current income.

The fund has 18 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

Capital World Growth and Income Fund	15

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

16	Capital World Growth and Income Fund

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Capital World Growth and Income Fund	17

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

18	Capital World Growth and Income Fund

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of May 31, 2016 (dollars in thousands):

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$11,854,767	$760,485	$—	$12,615,252
Health care	11,756,295	—	—	11,756,295
Industrials	8,379,770	—	—	8,379,770
Information technology	8,280,363	3,860	—	8,284,223
Consumer discretionary	8,058,422	—	—	8,058,422
Consumer staples	7,787,026	—	—	7,787,026
Energy	5,310,713	—	—	5,310,713
Telecommunication services	4,275,071	—	—	4,275,071
Utilities	4,029,684	—	—	4,029,684
Materials	2,722,871	—	—	2,722,871
Miscellaneous	3,918,435	787	—	3,919,222
Rights & warrants	11,317	—	—	11,317
Convertible stocks	101,473	—	—	101,473
Bonds, notes & other debt instruments	—	1,120,271	—	1,120,271
Short-term securities	—	3,289,243	—	3,289,243
Total	$76,486,207	$5,174,646	$—	$81,660,853

See the following page for footnote.

Capital World Growth and Income Fund	19

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$6,112	$—	$6,112
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(4,865)	—	(4,865)
Total	$—	$1,247	$—	$1,247

*	Securities with a value of $33,530,315,000, which represented 40.86% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign

20	Capital World Growth and Income Fund

withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

Capital World Growth and Income Fund	21

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations.

The following tables present the financial statement impacts resulting from the fund’s use of forward currency contracts as of, or for the six months ended, May 31, 2016 (dollars in thousands):

		Assets		Liabilities
Contract	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$6,112	Unrealized depreciation on open forward currency contracts	$4,865
Forward currency	Currency	Receivables for closed forward currency contracts	417	Payables for closed forward currency contracts	3
			$6,529		$4,868

		Net realized loss		Net unrealized appreciation
Contract	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Currency	Net realized loss on forward currency contracts	$(4,654)	Net unrealized appreciation on forward currency contracts	$1,898

Collateral — The fund participates in a collateral program due to its use of forward currency contracts. The program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through

22	Capital World Growth and Income Fund

a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of May 31, 2016, if close-out netting was exercised (dollars in thousands):

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of America, N.A.	$1,858	$(1,558)	$—	$—	$300
HSBC Bank	1,820	—	(1,479)	—	341
JPMorgan Chase	2,851	(3)	(1,736)	—	1,112
Total	$6,529	$(1,561)	$(3,215)	$—	$1,753
Liabilities:
Bank of America, N.A.	$1,558	$(1,558)	$—	$—	$—
Barclays Bank PLC	259	—	(259)	—	—
Citibank	2,909	—	(2,909)	—	—
JPMorgan Chase	3	(3)	—	—	—
UBS AG	139	—	(139)	—	—
Total	$4,868	$(1,561)	$(3,307)	$—	$—

*	Non-cash collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended May 31, 2016, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2011, by state tax authorities for tax years before 2010 and by tax authorities outside the U.S. for tax years before 2009.

Capital World Growth and Income Fund	23

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; and cost of investments sold. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of November 30, 2015, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$678,372
Undistributed long-term capital gains*	1,316,383

*	Reflects the utilization of capital loss carryforward of $3,412,000,000.

As of May 31, 2016, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$15,644,984
Gross unrealized depreciation on investment securities	(5,153,959)
Net unrealized appreciation on investment securities	10,491,025
Cost of investment securities	71,169,828

24	Capital World Growth and Income Fund

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

	Six months ended May 31, 2016						Year ended November 30, 2015
Share class	Ordinary income		Long-term capital gains		Total dividends and distributions paid		Ordinary income	Long-term capital gains	Total dividends paid
Class A	$582,652		$841,069		$1,423,721		$1,256,037	$—	$1,256,037
Class B	2,011		5,311		7,322		8,171	—	8,171
Class C	25,405		58,523		83,928		60,980	—	60,980
Class F-1	38,265		60,077		98,342		88,206	—	88,206
Class F-2	54,816		66,264		121,080		106,158	—	106,158
Class 529-A	30,533		45,971		76,504		65,889	—	65,889
Class 529-B	202		587		789		778	—	778
Class 529-C	4,677		11,002		15,679		10,264	—	10,264
Class 529-E	1,140		1,908		3,048		2,441	—	2,441
Class 529-F-1	1,288		1,763		3,051		2,724	—	2,724
Class R-1	1,811		4,003		5,814		4,256	—	4,256
Class R-2	7,557		16,608		24,165		17,968	—	17,968
Class R-2E	35		23		58		12	—	12
Class R-3	20,326		34,912		55,238		48,083	—	48,083
Class R-4	21,154		31,267		52,421		47,836	—	47,836
Class R-5E*	—	†	—	†	—	†	—	—	—
Class R-5	16,630		21,688		38,318		37,236	—	37,236
Class R-6	95,317		117,530		212,847		176,764	—	176,764
Total	$903,819		$1,318,506		$2,222,325		$1,933,803	$—	$1,933,803

*	Class R-5E shares were offered beginning November 20, 2015.
†	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.600% on the first $500 million of daily net assets and decreasing to 0.350% on such assets in excess of $115 billion. For the six months ended May 31, 2016, the investment advisory services fee was $150,008,000, which was equivalent to an annualized rate of 0.376% of average daily net assets.

Capital World Growth and Income Fund	25

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of May 31, 2016, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

26	Capital World Growth and Income Fund

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.05% on such assets in excess of $70 billion. Effective July 1, 2016, the quarterly fee will be amended to annual rates of 0.10% on the first $20 billion of the net assets invested in the Class 529 shares of the American Funds, 0.05% on net assets between $20 billion and $100 billion, and 0.03% on net assets over $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

For the six months ended May 31, 2016, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$58,158	$36,226		$2,543		Not applicable
Class B	1,285	217		Not applicable		Not applicable
Class C	16,801	2,465		844		Not applicable
Class F-1	4,246	2,320		853		Not applicable
Class F-2	Not applicable	2,246		1,109		Not applicable
Class 529-A	3,041	1,634		698		$1,237
Class 529-B	147	23		7		13
Class 529-C	3,270	410		165		293
Class 529-E	285	38		29		51
Class 529-F-1	—	63		27		47
Class R-1	1,177	121		59		Not applicable
Class R-2	3,613	1,672		242		Not applicable
Class R-2E	17	5		1		Not applicable
Class R-3	5,058	1,557		507		Not applicable
Class R-4	2,270	919		456		Not applicable
Class R-5E	Not applicable	—	*	—	*	Not applicable
Class R-5	Not applicable	317		322		Not applicable
Class R-6	Not applicable	14		1,855		Not applicable
Total class-specific expenses	$99,368	$50,247		$9,717		$1,641

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $207,000 in the fund’s statement of operations reflects $206,000 in current fees (either paid in cash or deferred) and a net increase of $1,000 in the value of the deferred amounts.

Capital World Growth and Income Fund	27

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Security transactions with related funds — The fund may purchase from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended May 31, 2016

Class A	$1,468,037	34,591	$1,397,542	32,365	$(3,004,319)	(70,671)	$(138,740)	(3,715)
Class B	532	12	7,267	169	(169,514)	(4,031)	(161,715)	(3,850)
Class C	141,486	3,364	82,425	1,926	(560,472)	(13,399)	(336,561)	(8,109)
Class F-1	511,668	12,166	96,251	2,233	(1,011,559)	(23,900)	(403,640)	(9,501)
Class F-2	1,365,290	32,155	113,842	2,640	(600,469)	(14,135)	878,663	20,660
Class 529-A	125,640	2,969	76,491	1,777	(169,606)	(3,991)	32,525	755
Class 529-B	179	4	789	18	(16,052)	(381)	(15,084)	(359)
Class 529-C	31,857	754	15,675	365	(50,757)	(1,198)	(3,225)	(79)
Class 529-E	5,236	123	3,047	71	(8,086)	(189)	197	5
Class 529-F-1	9,891	233	3,049	71	(10,444)	(245)	2,496	59
Class R-1	10,020	239	5,806	135	(25,972)	(614)	(10,146)	(240)
Class R-2	82,404	1,964	24,141	565	(165,116)	(3,915)	(58,571)	(1,386)
Class R-2E	7,764	184	58	1	(697)	(17)	7,125	168
Class R-3	174,444	4,124	55,141	1,284	(395,757)	(9,360)	(166,172)	(3,952)
Class R-4	178,233	4,203	52,412	1,217	(387,909)	(9,112)	(157,264)	(3,692)
Class R-5E	—	—	—	—	—	—	—	—
Class R-5	109,496	2,581	38,308	887	(201,550)	(4,800)	(53,746)	(1,332)
Class R-6	1,138,054	26,871	212,806	4,931	(502,760)	(11,806)	848,100	19,996
Total net increase (decrease)	$5,360,231	126,537	$2,185,050	50,655	$(7,281,039)	(171,764)	$264,242	5,428

28	Capital World Growth and Income Fund

	Sales[1]			Reinvestments of dividends			Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares		Amount	Shares		Amount	Shares	Amount	Shares

Year ended November 30, 2015

Class A	$3,683,750	78,792		$1,229,677	26,502		$(5,558,045)	(119,365)	$(644,618)	(14,071)
Class B	2,982	63		8,090	175		(402,562)	(8,634)	(391,490)	(8,396)
Class C	404,737	8,735		59,607	1,292		(1,064,595)	(23,034)	(600,251)	(13,007)
Class F-1	1,110,065	23,801		86,372	1,863		(1,062,607)	(22,706)	133,830	2,958
Class F-2	1,258,019	27,018		98,045	2,116		(1,042,926)	(22,597)	313,138	6,537
Class 529-A	273,799	5,879		65,878	1,423		(342,576)	(7,372)	(2,899)	(70)
Class 529-B	872	19		778	17		(34,711)	(746)	(33,061)	(710)
Class 529-C	72,071	1,554		10,261	222		(97,725)	(2,113)	(15,393)	(337)
Class 529-E	11,626	250		2,441	53		(15,611)	(336)	(1,544)	(33)
Class 529-F-1	20,149	431		2,724	59		(17,445)	(374)	5,428	116
Class R-1	27,353	592		4,250	92		(61,764)	(1,344)	(30,161)	(660)
Class R-2	185,598	4,024		17,955	390		(323,051)	(7,020)	(119,498)	(2,606)
Class R-2E	952	20		11	—	[2]	(34)	— [2]	929	20
Class R-3	457,598	9,860		48,000	1,040		(756,780)	(16,330)	(251,182)	(5,430)
Class R-4	440,878	9,429		47,814	1,033		(645,012)	(13,818)	(156,320)	(3,356)
Class R-5E3	10	—	[2]	—	—		—	—	10	— [2]
Class R-5	302,691	6,483		37,220	803		(375,811)	(8,077)	(35,900)	(791)
Class R-6	2,178,487	46,869		176,733	3,812		(927,573)	(20,033)	1,427,647	30,648
Total net increase (decrease)	$10,431,637	223,819		$1,895,856	40,892		$(12,728,828)	(273,899)	$(401,335)	(9,188)

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class R-5E shares were offered beginning November 20, 2015.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $14,031,316,000 and $14,930,195,000, respectively, during the six months ended May 31, 2016.

Capital World Growth and Income Fund	29

Financial highlights

		(Loss) income from investment operations[1]
	Net asset value, beginning of period	Net investment income[2]	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class A:
Six months ended 5/31/2016[4,5]	$45.34	$.58	$(.72)	$(.14)
Year ended 11/30/2015	47.87	.90	(2.38)	(1.48)
Year ended 11/30/2014	44.68	1.20	3.00	4.20
Year ended 11/30/2013	36.75	.83	8.13	8.96
Year ended 11/30/2012	32.57	.87	4.28	5.15
Year ended 11/30/2011	33.75	.94	(1.22)	(.28)
Class B:
Six months ended 5/31/2016[4,5]	45.13	.36	(.67)	(.31)
Year ended 11/30/2015	47.61	.54	(2.36)	(1.82)
Year ended 11/30/2014	44.42	.90	2.93	3.83
Year ended 11/30/2013	36.53	.53	8.08	8.61
Year ended 11/30/2012	32.37	.60	4.26	4.86
Year ended 11/30/2011	33.53	.67	(1.21)	(.54)
Class C:
Six months ended 5/31/2016[4,5]	44.85	.40	(.72)	(.32)
Year ended 11/30/2015	47.34	.52	(2.34)	(1.82)
Year ended 11/30/2014	44.19	.83	2.96	3.79
Year ended 11/30/2013	36.36	.50	8.05	8.55
Year ended 11/30/2012	32.23	.59	4.24	4.83
Year ended 11/30/2011	33.40	.65	(1.21)	(.56)
Class F-1:
Six months ended 5/31/2016[4,5]	45.25	.55	(.70)	(.15)
Year ended 11/30/2015	47.78	.89	(2.39)	(1.50)
Year ended 11/30/2014	44.59	1.21	2.97	4.18
Year ended 11/30/2013	36.68	.82	8.11	8.93
Year ended 11/30/2012	32.51	.87	4.28	5.15
Year ended 11/30/2011	33.69	.93	(1.22)	(.29)
Class F-2:
Six months ended 5/31/2016[4,5]	45.33	.65	(.75)	(.10)
Year ended 11/30/2015	47.85	1.01	(2.37)	(1.36)
Year ended 11/30/2014	44.67	1.23	3.07	4.30
Year ended 11/30/2013	36.74	.94	8.13	9.07
Year ended 11/30/2012	32.56	.97	4.28	5.25
Year ended 11/30/2011	33.75	1.02	(1.22)	(.20)
Class 529-A:
Six months ended 5/31/2016[4,5]	45.21	.56	(.72)	(.16)
Year ended 11/30/2015	47.73	.86	(2.37)	(1.51)
Year ended 11/30/2014	44.55	1.15	3.00	4.15
Year ended 11/30/2013	36.65	.80	8.10	8.90
Year ended 11/30/2012	32.49	.84	4.27	5.11
Year ended 11/30/2011	33.67	.91	(1.21)	(.30)

30	Capital World Growth and Income Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income to average net assets[2]
$(.49)	$(.71)	$(1.20)	$44.00	(.24)%[6]	$52,128	.79%[7]		2.74%[7]
(1.05)	—	(1.05)	45.34	(3.12)	53,886	.77		1.93
(1.01)	—	(1.01)	47.87	9.52	57,559	.77		2.59
(1.03)	—	(1.03)	44.68	24.77	54,676	.80		2.05
(.97)	—	(.97)	36.75	16.14	46,323	.82		2.52
(.90)	—	(.90)	32.57	(.99)	45,595	.79		2.67

(.29)	(.71)	(1.00)	43.82	(.63)[6]	183	1.56	[7]	1.71	[7]
(.66)	—	(.66)	45.13	(3.85)	363	1.52		1.16
(.64)	—	(.64)	47.61	8.69	782	1.52		1.96
(.72)	—	(.72)	44.42	23.83	1,194	1.56		1.31
(.70)	—	(.70)	36.53	15.27	1,433	1.57		1.76
(.62)	—	(.62)	32.37	(1.74)	1,829	1.56		1.90

(.31)	(.71)	(1.02)	43.51	(.67)[6]	3,293	1.60	[7]	1.89	[7]
(.67)	—	(.67)	44.85	(3.87)	3,757	1.57		1.13
(.64)	—	(.64)	47.34	8.65	4,582	1.57		1.82
(.72)	—	(.72)	44.19	23.79	4,819	1.60		1.26
(.70)	—	(.70)	36.36	15.19	4,373	1.61		1.73
(.61)	—	(.61)	32.23	(1.77)	4,683	1.58		1.87

(.48)	(.71)	(1.19)	43.91	(.28)[6]	3,261	.84	[7]	2.62	[7]
(1.03)	—	(1.03)	45.25	(3.17)	3,791	.81		1.90
(.99)	—	(.99)	47.78	9.48	3,861	.81		2.62
(1.02)	—	(1.02)	44.59	24.75	3,976	.82		2.03
(.98)	—	(.98)	36.68	16.16	3,177	.80		2.52
(.89)	—	(.89)	32.51	(1.02)	3,299	.80		2.66

(.54)	(.71)	(1.25)	43.98	(.13)[6]	5,027	.56	[7]	3.07	[7]
(1.16)	—	(1.16)	45.33	(2.90)	4,244	.54		2.16
(1.12)	—	(1.12)	47.85	9.76	4,168	.53		2.66
(1.14)	—	(1.14)	44.67	25.13	2,541	.54		2.31
(1.07)	—	(1.07)	36.74	16.43	1,857	.54		2.80
(.99)	—	(.99)	32.56	(.75)	1,401	.54		2.91

(.47)	(.71)	(1.18)	43.87	(.30)[6]	2,882	.88	[7]	2.65	[7]
(1.01)	—	(1.01)	45.21	(3.19)	2,936	.86		1.84
(.97)	—	(.97)	47.73	9.43	3,104	.86		2.50
(1.00)	—	(1.00)	44.55	24.67	2,853	.88		1.97
(.95)	—	(.95)	36.65	16.04	2,299	.89		2.45
(.88)	—	(.88)	32.49	(1.06)	2,023	.85		2.61

See page 36 for footnotes.

Capital World Growth and Income Fund	31

Financial highlights (continued)

		(Loss) income from investment operations[1]
	Net asset value, beginning of period	Net investment income[2]	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class 529-B:
Six months ended 5/31/2016[4,5]	$45.11	$.35	$(.68)	$(.33)
Year ended 11/30/2015	47.59	.49	(2.36)	(1.87)
Year ended 11/30/2014	44.40	.83	2.95	3.78
Year ended 11/30/2013	36.52	.48	8.08	8.56
Year ended 11/30/2012	32.36	.57	4.26	4.83
Year ended 11/30/2011	33.53	.63	(1.21)	(.58)
Class 529-C:
Six months ended 5/31/2016[4,5]	44.98	.39	(.72)	(.33)
Year ended 11/30/2015	47.49	.49	(2.35)	(1.86)
Year ended 11/30/2014	44.33	.79	2.99	3.78
Year ended 11/30/2013	36.48	.48	8.07	8.55
Year ended 11/30/2012	32.34	.57	4.25	4.82
Year ended 11/30/2011	33.51	.63	(1.20)	(.57)
Class 529-E:
Six months ended 5/31/2016[4,5]	45.14	.51	(.72)	(.21)
Year ended 11/30/2015	47.65	.75	(2.36)	(1.61)
Year ended 11/30/2014	44.48	1.04	2.99	4.03
Year ended 11/30/2013	36.59	.70	8.10	8.80
Year ended 11/30/2012	32.44	.76	4.26	5.02
Year ended 11/30/2011	33.61	.82	(1.21)	(.39)
Class 529-F-1:
Six months ended 5/31/2016[4,5]	45.25	.61	(.73)	(.12)
Year ended 11/30/2015	47.78	.96	(2.37)	(1.41)
Year ended 11/30/2014	44.60	1.25	3.00	4.25
Year ended 11/30/2013	36.68	.89	8.12	9.01
Year ended 11/30/2012	32.51	.91	4.28	5.19
Year ended 11/30/2011	33.70	.98	(1.21)	(.23)
Class R-1:
Six months ended 5/31/2016[4,5]	44.91	.41	(.71)	(.30)
Year ended 11/30/2015	47.42	.54	(2.36)	(1.82)
Year ended 11/30/2014	44.26	.84	2.98	3.82
Year ended 11/30/2013	36.42	.52	8.06	8.58
Year ended 11/30/2012	32.29	.61	4.24	4.85
Year ended 11/30/2011	33.46	.66	(1.20)	(.54)
Class R-2:
Six months ended 5/31/2016[4,5]	44.81	.41	(.71)	(.30)
Year ended 11/30/2015	47.31	.56	(2.35)	(1.79)
Year ended 11/30/2014	44.17	.85	2.96	3.81
Year ended 11/30/2013	36.35	.54	8.04	8.58
Year ended 11/30/2012	32.22	.61	4.24	4.85
Year ended 11/30/2011	33.39	.66	(1.20)	(.54)

32	Capital World Growth and Income Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income to average net assets[2]
$(.26)	$(.71)	$(.97)	$43.81	(.68)%[6]	$24	1.68%[7]		1.66%[7]
(.61)	—	(.61)	45.11	(3.96)	41	1.65		1.04
(.59)	—	(.59)	47.59	8.57	77	1.65		1.80
(.68)	—	(.68)	44.40	23.69	105	1.67		1.20
(.67)	—	(.67)	36.52	15.11	115	1.69		1.65
(.59)	—	(.59)	32.36	(1.84)	134	1.65		1.80

(.30)	(.71)	(1.01)	43.64	(.69)[6]	676	1.66	[7]	1.86	[7]
(.65)	—	(.65)	44.98	(3.95)	701	1.64		1.07
(.62)	—	(.62)	47.49	8.57	756	1.64		1.73
(.70)	—	(.70)	44.33	23.69	709	1.66		1.19
(.68)	—	(.68)	36.48	15.14	582	1.68		1.66
(.60)	—	(.60)	32.34	(1.84)	527	1.65		1.81

(.42)	(.71)	(1.13)	43.80	(.41)[6]	119	1.11	[7]	2.42	[7]
(.90)	—	(.90)	45.14	(3.41)	122	1.09		1.61
(.86)	—	(.86)	47.65	9.16	130	1.09		2.27
(.91)	—	(.91)	44.48	24.36	122	1.11		1.74
(.87)	—	(.87)	36.59	15.78	99	1.13		2.20
(.78)	—	(.78)	32.44	(1.31)	89	1.12		2.33

(.51)	(.71)	(1.22)	43.91	(.19)[6]	112	.66	[7]	2.87	[7]
(1.12)	—	(1.12)	45.25	(2.99)	113	.64		2.07
(1.07)	—	(1.07)	47.78	9.66	114	.64		2.71
(1.09)	—	(1.09)	44.60	24.98	100	.66		2.19
(1.02)	—	(1.02)	36.68	16.27	78	.67		2.65
(.96)	—	(.96)	32.51	(.84)	66	.64		2.81

(.32)	(.71)	(1.03)	43.58	(.62)[6]	239	1.56	[7]	1.95	[7]
(.69)	—	(.69)	44.91	(3.87)	257	1.54		1.16
(.66)	—	(.66)	47.42	8.69	302	1.54		1.83
(.74)	—	(.74)	44.26	23.84	302	1.55		1.30
(.72)	—	(.72)	36.42	15.27	276	1.56		1.79
(.63)	—	(.63)	32.29	(1.75)	275	1.56		1.90

(.33)	(.71)	(1.04)	43.47	(.64)[6]	969	1.55	[7]	1.96	[7]
(.71)	—	(.71)	44.81	(3.82)	1,061	1.50		1.20
(.67)	—	(.67)	47.31	8.69	1,244	1.52		1.86
(.76)	—	(.76)	44.17	23.88	1,277	1.51		1.35
(.72)	—	(.72)	36.35	15.30	1,150	1.55		1.78
(.63)	—	(.63)	32.22	(1.75)	1,124	1.56		1.90

See page 36 for footnotes.

Capital World Growth and Income Fund	33

Financial highlights (continued)

		(Loss) income from investment operations[1]
	Net asset		Net (losses) gains
	value,	Net	on securities	Total from
	beginning	investment	(both realized	investment
	of period	income[2]	and unrealized)	operations
Class R-2E:
Six months ended 5/31/2016[4,5]	$45.25	$.57	$(.80)	$(.23)
Year ended 11/30/2015	47.84	.72	(2.39)	(1.67)
Period from 8/29/2014 to 11/30/2014[5,8]	47.71	.12	.21	.33
Class R-3:
Six months ended 5/31/2016[4,5]	45.05	.50	(.70)	(.20)
Year ended 11/30/2015	47.57	.75	(2.37)	(1.62)
Year ended 11/30/2014	44.40	1.05	2.98	4.03
Year ended 11/30/2013	36.53	.71	8.08	8.79
Year ended 11/30/2012	32.38	.77	4.25	5.02
Year ended 11/30/2011	33.56	.82	(1.21)	(.39)
Class R-4:
Six months ended 5/31/2016[4,5]	45.24	.57	(.71)	(.14)
Year ended 11/30/2015	47.76	.89	(2.37)	(1.48)
Year ended 11/30/2014	44.58	1.19	2.99	4.18
Year ended 11/30/2013	36.67	.83	8.11	8.94
Year ended 11/30/2012	32.50	.87	4.28	5.15
Year ended 11/30/2011	33.68	.93	(1.22)	(.29)
Class R-5E:
Six months ended 5/31/2016[4,5]	45.34	.61	(.72)	(.11)
Period from 11/20/2015 to 11/30/2015[5,11]	45.70	.02	(.38)	(.36)
Class R-5:
Six months ended 5/31/2016[4,5]	45.37	.64	(.72)	(.08)
Year ended 11/30/2015	47.90	1.03	(2.38)	(1.35)
Year ended 11/30/2014	44.70	1.35	2.99	4.34
Year ended 11/30/2013	36.77	.96	8.12	9.08
Year ended 11/30/2012	32.59	.98	4.28	5.26
Year ended 11/30/2011	33.77	1.04	(1.22)	(.18)
Class R-6:
Six months ended 5/31/2016[4,5]	45.37	.66	(.74)	(.08)
Year ended 11/30/2015	47.89	1.05	(2.37)	(1.32)
Year ended 11/30/2014	44.70	1.31	3.04	4.35
Year ended 11/30/2013	36.77	.97	8.13	9.10
Year ended 11/30/2012	32.59	.99	4.29	5.28
Year ended 11/30/2011	33.77	1.03	(1.19)	(.16)

	Six months ended
	May 31,	Year ended November 30
	2016[4,5,6]	2015	2014	2013	2012	2011
Portfolio turnover rate for all share classes	19%	35%	36%	24%	23%	27%

See Notes to Financial Statements

34	Capital World Growth and Income Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets[2]
$(.44)	$(.71)	$(1.15)	$43.87	(.46)%[6]	$9		1.22%[7]		2.72%[7]
(.92)	—	(.92)	45.25	(3.54)	1		1.19		1.54

(.20)	—	(.20)	47.84	.70 [6,9]	—	[10]	.30	[6,9]	.26	[6,9]

(.42)	(.71)	(1.13)	43.72	(.39)[6]	2,006		1.11	[7]	2.38	[7]
(.90)	—	(.90)	45.05	(3.43)	2,246		1.09		1.61
(.86)	—	(.86)	47.57	9.18	2,629		1.09		2.28
(.92)	—	(.92)	44.40	24.41	2,651		1.09		1.76
(.87)	—	(.87)	36.53	15.81	2,335		1.10		2.23
(.79)	—	(.79)	32.38	(1.32)	2,159		1.10		2.36

(.49)	(.71)	(1.20)	43.90	(.26)[6]	1,781		.81	[7]	2.69	[7]
(1.04)	—	(1.04)	45.24	(3.13)	2,003		.79		1.91
(1.00)	—	(1.00)	47.76	9.49	2,275		.79		2.59
(1.03)	—	(1.03)	44.58	24.78	2,380		.80		2.07
(.98)	—	(.98)	36.67	16.13	2,159		.80		2.53
(.89)	—	(.89)	32.50	(.98)	1,972		.80		2.66

(.54)	(.71)	(1.25)	43.98	(.18)[6]	—	[10]	.67	[7]	2.85	[7]

—	—	—	45.34	(.79)[6]	—	[10]	.02	[6]	.04	[6]

(.55)	(.71)	(1.26)	44.03	(.10)[6]	1,294		.51	[7]	3.00	[7]
(1.18)	—	(1.18)	45.37	(2.84)	1,393		.49		2.21
(1.14)	—	(1.14)	47.90	9.83	1,509		.49		2.93
(1.15)	—	(1.15)	44.70	25.15	1,615		.49		2.37
(1.08)	—	(1.08)	36.77	16.49	1,381		.50		2.84
(1.00)	—	(1.00)	32.59	(.71)	1,273		.50		2.95

(.56)	(.71)	(1.27)	44.02	(.10)[6]	8,052		.46	[7]	3.11	[7]
(1.20)	—	(1.20)	45.37	(2.78)	7,390		.45		2.26
(1.16)	—	(1.16)	47.89	9.87	6,334		.44		2.83
(1.17)	—	(1.17)	44.70	25.21	4,418		.45		2.38
(1.10)	—	(1.10)	36.77	16.55	2,518		.45		2.86
(1.02)	—	(1.02)	32.59	(.65)	1,731		.45		2.97

See page 36 for footnotes.

Capital World Growth and Income Fund	35

Financial highlights (continued)

[1]	Based on average shares outstanding.
[2]	For the year ended November 30, 2014, this column reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the Class A net investment income per share and ratio of net income to average net assets would have been lower by $.34 and .73 percentage points, respectively. The impact to the other share classes would have been similar.
[3]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[4]	Unaudited.
[5]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[6]	Not annualized.
[7]	Annualized.
[8]	Class R-2E shares were offered beginning August 29, 2014.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Class R-5E shares were offered beginning November 20, 2015.

36	Capital World Growth and Income Fund

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (December 1, 2015, through May 31, 2016).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Capital World Growth and Income Fund	37

	Beginning account value 12/1/2015	Ending account value 5/31/2016	Expenses paid during period*	Annualized expense ratio
Class A - actual return	$1,000.00	$997.57	$3.95	.79%
Class A - assumed 5% return	1,000.00	1,021.05	3.99	.79
Class B - actual return	1,000.00	993.66	7.78	1.56
Class B - assumed 5% return	1,000.00	1,017.20	7.87	1.56
Class C - actual return	1,000.00	993.33	7.97	1.60
Class C - assumed 5% return	1,000.00	1,017.00	8.07	1.60
Class F-1 - actual return	1,000.00	997.15	4.19	.84
Class F-1 - assumed 5% return	1,000.00	1,020.80	4.24	.84
Class F-2 - actual return	1,000.00	998.65	2.80	.56
Class F-2 - assumed 5% return	1,000.00	1,022.20	2.83	.56
Class 529-A - actual return	1,000.00	996.99	4.39	.88
Class 529-A - assumed 5% return	1,000.00	1,020.60	4.45	.88
Class 529-B - actual return	1,000.00	993.17	8.37	1.68
Class 529-B - assumed 5% return	1,000.00	1,016.60	8.47	1.68
Class 529-C - actual return	1,000.00	993.12	8.27	1.66
Class 529-C - assumed 5% return	1,000.00	1,016.70	8.37	1.66
Class 529-E - actual return	1,000.00	995.92	5.54	1.11
Class 529-E - assumed 5% return	1,000.00	1,019.45	5.60	1.11
Class 529-F-1 - actual return	1,000.00	998.07	3.30	.66
Class 529-F-1 - assumed 5% return	1,000.00	1,021.70	3.34	.66
Class R-1 - actual return	1,000.00	993.80	7.78	1.56
Class R-1 - assumed 5% return	1,000.00	1,017.20	7.87	1.56
Class R-2 - actual return	1,000.00	993.59	7.73	1.55
Class R-2 - assumed 5% return	1,000.00	1,017.25	7.82	1.55
Class R-2E - actual return	1,000.00	995.37	6.09	1.22
Class R-2E - assumed 5% return	1,000.00	1,018.90	6.16	1.22
Class R-3 - actual return	1,000.00	996.07	5.54	1.11
Class R-3 - assumed 5% return	1,000.00	1,019.45	5.60	1.11
Class R-4 - actual return	1,000.00	997.36	4.04	.81
Class R-4 - assumed 5% return	1,000.00	1,020.95	4.09	.81
Class R-5E - actual return	1,000.00	998.17	3.35	.67
Class R-5E - assumed 5% return	1,000.00	1,021.65	3.39	.67
Class R-5 - actual return	1,000.00	998.95	2.55	.51
Class R-5 - assumed 5% return	1,000.00	1,022.45	2.58	.51
Class R-6 - actual return	1,000.00	998.99	2.30	.46
Class R-6 - assumed 5% return	1,000.00	1,022.70	2.33	.46

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).

38	Capital World Growth and Income Fund

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Capital World Growth and Income Fund	39

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40	Capital World Growth and Income Fund

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Capital World Growth and Income Fund	41

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42	Capital World Growth and Income Fund

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Capital World Growth and Income Fund	43

Offices of the fund and of the investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

O’Melveny & Myers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

Independent registered public accounting firm

PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

44	Capital World Growth and Income Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete May 31, 2016, portfolio of Capital World Growth and Income Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

Capital World Growth and Income Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of Capital World Growth and Income Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2016, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds AdvantageSM

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital SystemSM
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record
Our equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 95% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 58% of 10-year periods and 58% of 20-year periods.[2] Our fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2015.
[2]	Based on Class A share results for rolling periods through December 31, 2015. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used).
[3]	On average, our management fees were in the lowest quintile 68% of the time, based on the 20-year period ended December 31, 2015, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Capital World Growth and Income Fund®
Investment portfolio
May 31, 2016
unaudited
Common stocks 94.01% Financials 15.37%	Shares	Value (000)
Prudential PLC	63,578,400	$1,270,756
Barclays PLC	344,760,985	910,786
UBS Group AG	55,859,786	863,185
HDFC Bank Ltd.[1]	36,585,126	760,485
HDFC Bank Ltd. (ADR)	569,900	36,679
Société Générale	17,051,989	701,807
American International Group, Inc.	11,098,800	642,399
Siam Commercial Bank PCL	166,255,831	623,605
AIA Group Ltd.	86,810,596	507,743
Cheung Kong Property Holdings Ltd.	72,135,856	451,618
Hang Seng Bank Ltd.	17,810,000	316,057
Lamar Advertising Co., Class A	4,762,700	309,814
Crown Castle International Corp.	3,300,792	299,745
Wharf (Holdings) Ltd.	50,131,000	271,275
Fairfax Financial Holdings Ltd. (CAD denominated)	504,400	259,199
Kotak Mahindra Bank Ltd.	20,831,276	231,130
Link Real Estate Investment Trust	36,310,391	223,121
Sampo Oyj, Class A	4,817,138	214,767
Aberdeen Asset Management PLC	52,245,682	211,195
Bangkok Bank PCL, non-voting depository receipt	39,945,900	182,817
Bangkok Bank PCL	3,312,500	15,346
BNP Paribas SA2	3,356,149	185,833
Credit Suisse Group AG	12,886,250	176,570
Lloyds Banking Group PLC	166,630,100	173,812
BM&FBOVESPA SA - Bolsa de Valores, Mercadorias e Futuros, ordinary nominative	37,840,700	166,710
PICC Property and Casualty Co. Ltd., Class H	89,104,000	162,596
Ventas, Inc.	2,275,115	150,908
American Campus Communities, Inc.	3,130,000	147,173
CIT Group Inc.	4,164,600	142,679
Julius Bär Gruppe AG	3,183,351	141,650
Goldman Sachs Group, Inc.	838,600	133,740
Citigroup Inc.	2,750,000	128,067
Discover Financial Services	2,033,300	115,512
CME Group Inc., Class A	1,104,500	108,120
Woori Bank	12,625,314	105,405
Sino Land Co. Ltd.	66,700,000	102,143
Royal Bank of Canada	1,695,000	101,893
Chubb Corp.	773,800	97,971
Grupo Financiero Santander México, SAB de CV, Class B (ADR)	9,750,000	88,043
Standard Chartered PLC (HKD denominated)	5,856,132	46,460
Standard Chartered PLC	4,692,428	35,973
Fibra Uno Administración, SA de CV	35,900,600	77,727
BB&T Corp.	2,057,500	74,831
State Street Corp.	1,133,000	71,447
Itaú Unibanco Holding SA, preferred nominative (ADR)	8,756,110	70,136
Banco Bradesco SA, preferred nominative (ADR)	10,342,332	64,743
HSBC Holdings PLC (GBP denominated)	9,858,953	63,550
Capital World Growth and Income Fund — Page 1 of 10

unaudited
Common stocks Financials (continued)	Shares	Value (000)
Standard Life PLC	12,440,454	$61,099
RSA Insurance Group PLC	8,407,000	59,664
UniCredit SpA	17,753,100	56,810
JPMorgan Chase & Co.	606,100	39,560
Public Storage	145,000	36,788
Progressive Corp.	951,000	31,668
Deutsche Börse AG	269,664	23,628
Sumitomo Mitsui Trust Holdings, Inc.	5,136,000	17,889
Wells Fargo & Co.	319,700	16,215
ING Groep NV, depository receipts	1,087,455	13,545
Bank of the Philippine Islands	4,100,000	8,088
Synchrony Financial[2]	218,565	6,819
Metropolitan Bank & Trust Co.	3,360,000	6,258
		12,615,252
Health care 14.33%
Amgen Inc.	16,351,200	2,582,672
Novartis AG	26,164,054	2,076,805
AbbVie Inc.	21,440,829	1,349,271
Stryker Corp.	6,713,000	746,217
Medtronic PLC	8,717,000	701,544
Takeda Pharmaceutical Co. Ltd.	12,147,000	526,204
Thermo Fisher Scientific Inc.	3,448,200	523,333
UnitedHealth Group Inc.	3,706,200	495,408
Alexion Pharmaceuticals, Inc.[2]	3,231,350	487,611
GlaxoSmithKline PLC	21,175,182	443,168
UCB SA	4,681,734	338,333
Gilead Sciences, Inc.	3,164,320	275,486
Aetna Inc.	1,699,300	192,412
Bayer AG	1,906,000	181,596
Edwards Lifesciences Corp.[2]	1,540,000	151,690
Grifols, SA, Class B, preferred non-voting, non-registered shares	8,898,180	145,439
Illumina, Inc.[2]	918,382	133,009
Teva Pharmaceutical Industries Ltd. (ADR)	2,309,000	119,768
Incyte Corp.[2]	1,088,800	91,906
AstraZeneca PLC	1,425,800	83,181
Roche Holding AG, non-registered shares, non-voting	300,281	78,816
Express Scripts Holding Co.[2]	429,200	32,426
		11,756,295
Industrials 10.21%
Boeing Co.	5,483,000	691,680
Lockheed Martin Corp.	2,884,400	681,382
Union Pacific Corp.	5,883,140	495,302
General Dynamics Corp.	3,345,700	474,654
General Electric Co.	10,622,641	321,122
Caterpillar Inc.	4,143,000	300,409
Airbus Group SE, non-registered shares	4,790,798	298,614
Nielsen Holdings PLC	5,502,991	293,805
Deutsche Post AG	10,015,000	292,119
Waste Management, Inc.	4,525,600	275,835
Babcock International Group PLC	18,152,999	272,647
Jardine Matheson Holdings Ltd.	4,756,600	271,126
Danaher Corp.	2,644,600	260,123
CSX Corp.	9,485,865	250,711
Capital World Growth and Income Fund — Page 2 of 10

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
Adecco SA	4,000,050	$242,458
Edenred SA	12,633,840	234,050
Abertis Infraestructuras, SA, Class A	14,762,000	226,007
ASSA ABLOY AB, Class B	10,060,167	209,131
Capita PLC	13,132,500	202,378
Randstad Holding NV	3,392,000	183,214
Ryanair Holdings PLC (ADR)	1,819,135	158,992
Emerson Electric Co.	3,000,000	156,060
GEA Group AG, non-registered shares	3,138,000	145,473
KONE Oyj, Class B	3,020,000	142,741
ComfortDelGro Corp. Ltd.	70,742,000	140,755
Kühne + Nagel International AG	1,000,000	140,644
BAE Systems PLC	19,891,500	139,324
Meggitt PLC	19,356,000	108,773
Cathay Pacific Airways Ltd.	68,784,000	107,636
VINCI SA	1,017,000	76,483
Norfolk Southern Corp.	856,100	71,964
Singapore Technologies Engineering Ltd	24,920,000	58,450
Cummins Inc.	499,493	57,177
Alliance Global Group, Inc.	170,987,140	55,649
Bunzl PLC	1,877,749	55,589
Kawasaki Heavy Industries, Ltd.	17,392,000	54,186
Northrop Grumman Corp.	234,200	49,807
Andritz AG	975,746	49,696
Industries Qatar QSC	1,869,119	49,289
CK Hutchison Holdings Ltd.	3,483,000	40,429
United Technologies Corp.	300,000	30,174
Safran SA	195,275	13,688
Contax Participações SA, ordinary nominative[2]	7,620	24
		8,379,770
Information technology 10.10%
Alphabet Inc., Class A2	572,480	428,702
Alphabet Inc., Class C2	555,867	408,962
Oracle Corp.	20,451,000	822,130
Texas Instruments Inc.	10,813,400	655,292
Intel Corp.	19,270,000	608,739
Taiwan Semiconductor Manufacturing Co., Ltd.	123,014,000	590,316
Apple Inc.	4,442,329	443,611
Nintendo Co., Ltd.	2,837,000	421,445
Tencent Holdings Ltd.	17,394,000	387,914
Accenture PLC, Class A	3,240,000	385,463
Samsung Electronics Co., Ltd.	281,250	304,896
Alibaba Group Holding Ltd. (ADR)[2]	3,425,780	280,914
Motorola Solutions, Inc.	3,571,600	247,405
Broadcom Ltd.	1,437,300	221,862
ASML Holding NV	2,214,193	220,248
Western Union Co.	11,294,000	219,668
MediaTek Inc.	32,104,000	216,570
Baidu, Inc., Class A (ADR)[2]	1,151,500	205,589
Nokia Corp.[2]	34,405,723	196,611
Juniper Networks, Inc.	6,914,948	161,879
Quanta Computer Inc.	84,784,595	150,786
Quanta Computer Inc. (GDR)[1]	434,070	3,860
Delta Electronics, Inc.	25,269,126	116,224
Capital World Growth and Income Fund — Page 3 of 10

unaudited
Common stocks Information technology (continued)	Shares	Value (000)
Tata Consultancy Services Ltd.	2,846,146	$108,685
Microsoft Corp.	1,860,200	98,591
Yahoo! Inc.[2]	2,033,798	77,162
Yahoo Japan Corp.	15,226,100	68,475
TE Connectivity Ltd.	1,049,700	62,982
Tableau Software, Inc., Class A2	1,139,700	58,626
Automatic Data Processing, Inc.	437,600	38,439
Hewlett-Packard Co.	2,606,000	34,868
NetApp, Inc.	866,800	22,129
Murata Manufacturing Co., Ltd.	129,800	15,180
		8,284,223
Consumer discretionary 9.82%
Amazon.com, Inc.[2]	998,883	721,983
Netflix, Inc.[2]	6,855,089	703,126
Toyota Motor Corp.	10,811,200	564,602
Kingfisher PLC	101,492,005	539,769
Home Depot, Inc.	3,029,000	400,191
Kering SA	2,238,036	361,445
Hyundai Mobis Co., Ltd.	1,418,022	303,403
Viacom Inc., Class B	5,482,488	243,258
Priceline Group Inc.[2]	191,400	241,993
General Motors Co.	7,381,897	230,906
Greene King PLC[3]	16,727,000	216,101
Hyundai Motor Co.	1,818,562	212,862
Norwegian Cruise Line Holdings Ltd.[2]	3,892,000	180,628
Shimano Inc.	1,151,200	179,747
LVMH Moet Hennessy Vuitton SE	1,014,800	162,649
Daimler AG	2,363,750	161,457
Renault SA	1,665,365	156,279
MGM Resorts International[2]	6,520,700	148,998
Ctrip.com International, Ltd. (ADR)[2]	3,256,000	148,995
Bayerische Motoren Werke AG	1,659,100	140,093
Intercontinental Hotels Group PLC	3,625,750	139,739
Six Flags Entertainment Corp.	2,400,000	138,456
Daily Mail and General Trust PLC, Class A, non-voting	13,740,000	136,317
Ocado Group PLC[2,3]	32,683,500	128,047
Carnival Corp., units	2,292,200	109,430
Galaxy Entertainment Group Ltd.	31,910,000	107,178
Li & Fung Ltd.	209,500,000	106,762
Barratt Developments PLC	11,693,000	100,258
Altice NV, Class A2	3,881,470	66,897
Altice NV, Class B2	1,294,460	22,382
NIKE, Inc., Class B	1,600,000	88,352
WPP PLC	3,683,700	84,938
Sands China Ltd.	20,099,100	77,078
Johnson Controls, Inc.	1,721,325	75,997
Naspers Ltd., Class N	513,006	75,454
Wynn Resorts, Ltd.	732,900	70,490
Merlin Entertainments PLC	11,420,563	69,902
Accor SA	1,542,363	67,108
GKN PLC	16,214,000	64,556
Whitbread PLC	1,017,661	62,082
HUGO BOSS AG	819,000	50,329
Melco Crown Entertainment Ltd. (ADR)	3,125,584	45,227
Capital World Growth and Income Fund — Page 4 of 10

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
Industria de Diseño Textil, SA	1,089,612	$36,807
Comcast Corp., Class A	423,600	26,814
Ferrari NV	479,476	20,326
Panasonic Corp.	1,744,000	16,245
DENSO Corp.	409,600	16,161
Lowe’s Companies, Inc.	180,000	14,423
Nissan Motor Co., Ltd.	1,342,400	13,638
McDonald’s Corp.	70,000	8,544
		8,058,422
Consumer staples 9.49%
Philip Morris International Inc.	15,684,300	1,547,727
Imperial Brands PLC	24,914,267	1,357,141
Altria Group, Inc.	19,834,700	1,262,280
Coca-Cola Co.	16,036,300	715,219
Nestlé SA	8,035,382	593,357
Thai Beverage PCL	736,594,000	468,027
British American Tobacco PLC	6,547,400	398,093
Treasury Wine Estates Ltd.	33,335,400	249,123
Reynolds American Inc.	4,862,228	241,653
Kroger Co.	6,075,000	217,242
Pernod Ricard SA	1,858,599	202,475
Japan Tobacco Inc.	4,766,500	189,481
Associated British Foods PLC	3,570,811	152,257
Reckitt Benckiser Group PLC	935,200	93,122
Procter & Gamble Co.	978,300	79,281
Mondelez International, Inc.	311,600	13,863
Sprouts Farmers Market, Inc.[2]	270,000	6,685
		7,787,026
Energy 6.47%
Canadian Natural Resources, Ltd.	25,112,830	746,290
Royal Dutch Shell PLC, Class A (GBP denominated)	13,486,847	323,771
Royal Dutch Shell PLC, Class B	12,365,457	297,387
Royal Dutch Shell PLC, Class A (ADR)	921,418	44,680
Royal Dutch Shell PLC, Class A (EUR denominated)	1,751,215	42,789
Royal Dutch Shell PLC, Class B (ADR)	344,800	16,819
EOG Resources, Inc.	6,046,887	491,975
BP PLC	82,152,070	425,074
Enbridge Inc. (CAD denominated)	9,231,037	368,016
Suncor Energy Inc.	12,341,717	340,883
TOTAL SA	6,709,858	326,065
Halliburton Co.	7,313,600	308,488
Kinder Morgan, Inc.	13,174,000	238,186
ConocoPhillips	5,250,000	229,897
Eni SpA	13,395,300	204,636
Eni SpA (ADR)	253,148	7,708
Chevron Corp.	1,892,900	191,183
Spectra Energy Corp	5,970,000	190,204
Exxon Mobil Corp.	1,225,200	109,067
Schlumberger Ltd.	1,241,000	94,688
Golar LNG Ltd.[3]	5,422,000	94,343
Surgutneftegas OJSC (ADR)	10,474,600	62,638
Oil Search Ltd.	12,400,000	60,853
Chesapeake Energy Corp.	9,500,000	40,755
Capital World Growth and Income Fund — Page 5 of 10

unaudited
Common stocks Energy (continued)	Shares	Value (000)
Southwestern Energy Co.[2]	2,466,511	$33,717
John Wood Group PLC	1,500,000	13,383
Devon Energy Corp.	200,000	7,218
		5,310,713
Telecommunication services 5.21%
Verizon Communications Inc.	31,168,999	1,586,502
China Mobile Ltd.	38,048,000	433,813
AT&T Inc.	9,960,300	389,946
Singapore Telecommunications Ltd.	93,551,810	262,904
Telia Co. AB	50,290,000	235,673
CenturyLink, Inc.	8,211,753	222,703
SoftBank Group Corp.	2,750,500	154,695
Advanced Info Service PCL	32,054,800	148,049
MTN Group Ltd.	16,937,000	132,015
Bharti Airtel Ltd.	24,119,712	125,967
BCE Inc.	2,345,000	108,099
NTT DoCoMo, Inc.	3,907,600	98,065
Bezeq - The Israel Telecommunication Corp. Ltd.	47,540,000	91,928
Intouch Holdings PCL	41,539,500	65,114
Intouch Holdings PCL, non-voting depository receipts	15,570,000	24,407
América Móvil, SAB de CV, Series L (ADR)	7,153,200	87,627
TDC A/S	8,071,023	40,399
LG Uplus Corp.	2,804,902	27,183
MegaFon PJSC (GDR)	1,829,576	20,491
Mobile TeleSystems OJSC (ADR)	2,225,000	19,491
		4,275,071
Utilities 4.91%
SSE PLC	38,157,269	846,661
EDP - Energias de Portugal, SA	161,418,052	537,907
Dominion Resources, Inc.	6,238,422	450,726
Iberdrola, SA, non-registered shares	42,274,345	286,735
NextEra Energy, Inc.	1,918,000	230,390
Sempra Energy	2,020,800	216,468
Duke Energy Corp.	2,678,000	209,500
Exelon Corp.	5,735,300	196,549
CMS Energy Corp.	4,311,300	180,299
National Grid PLC	12,100,193	176,480
China Resources Gas Group Ltd.	61,190,000	171,268
Power Grid Corp. of India Ltd.	64,038,000	142,761
Engie SA	7,262,030	111,869
Cheung Kong Infrastructure Holdings Ltd.	11,405,000	106,701
Pennon Group PLC	4,838,485	60,477
AES Corp.	4,235,100	46,967
PT Perusahaan Gas Negara (Persero) Tbk	216,084,739	39,231
Huaneng Power International, Inc., Class H	27,358,000	18,695
		4,029,684
Materials 3.32%
Amcor Ltd.	21,659,007	254,848
Syngenta AG	543,500	213,518
Rio Tinto PLC	7,504,600	211,136
HeidelbergCement AG	2,460,000	210,457
Potash Corp. of Saskatchewan Inc.	12,206,276	199,329
Capital World Growth and Income Fund — Page 6 of 10

unaudited
Common stocks Materials (continued)	Shares	Value (000)
Koninklijke DSM NV	3,313,600	$197,211
BASF SE	2,448,000	189,111
Fortescue Metals Group Ltd.	82,778,961	178,289
Vale SA, Class A, preferred nominative	49,312,000	153,384
Vale SA, Class A, preferred nominative (ADR)	5,444,600	16,769
BHP Billiton PLC	13,096,000	156,104
Nitto Denko Corp.	2,110,000	138,888
Agrium Inc.	1,466,000	132,233
Wacker Chemie AG	1,200,000	112,689
CRH PLC	2,450,912	74,270
Monsanto Co.	581,300	65,379
Celanese Corp., Series A	875,000	61,670
Sherwin-Williams Co.	166,000	48,321
Newcrest Mining Ltd.[2]	3,079,500	42,444
Akzo Nobel NV	622,000	42,216
LANXESS AG	515,000	24,605
		2,722,871
Miscellaneous 4.78%
Other common stocks in initial period of acquisition		3,919,222
Total common stocks (cost: $66,462,039,000)		77,138,549
Rights & warrants 0.01% Industrials 0.01%
Abertis Infraestructuras, SA, Class A, rights, expire 2016[2]	14,762,000	11,317
Total rights & warrants (cost: $0)		11,317
Convertible stocks 0.12% Miscellaneous 0.12%
Other convertible stocks in initial period of acquisition		101,473
Total convertible stocks (cost: $79,932,000)		101,473
Bonds, notes & other debt instruments 1.37% Corporate bonds & notes 0.75% Telecommunication services 0.26%	Principal amount (000)
América Móvil, SAB de CV 6.45% 2022	MXN63,350	3,280
América Móvil, SAB de CV 8.46% 2036	55,000	2,835
CenturyLink, Inc. 7.50% 2024	$10,125	10,043
CenturyLink, Inc., Series T, 5.80% 2022	10,300	9,952
Frontier Communications Corp. 11.00% 2025[4]	33,835	34,554
MetroPCS Wireless, Inc. 6.25% 2021	9,550	10,039
Numericable Group SA 6.00% 2022[4]	21,500	21,484
Numericable Group SA 6.25% 2024[4]	8,000	7,810
Sprint Nextel Corp. 9.125% 2017	27,750	28,770
Sprint Nextel Corp. 7.00% 2020	14,475	12,376
Sprint Nextel Corp. 11.50% 2021	33,950	31,574
Sprint Nextel Corp. 7.875% 2023	25,000	19,750
T-Mobile US, Inc. 6.00% 2024	3,825	3,996
Capital World Growth and Income Fund — Page 7 of 10

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services (continued)	Principal amount (000)	Value (000)
T-Mobile US, Inc. 6.375% 2025	$3,750	$3,942
T-Mobile US, Inc. 6.50% 2026	9,475	10,049
		210,454
Energy 0.22%
Genel Energy Finance 3 Ltd. 7.50% 2019[4]	15,000	11,775
Kinder Morgan, Inc. 4.30% 2025	30,595	30,004
Kinder Morgan, Inc. 5.55% 2045	13,415	12,380
Petróleos Mexicanos 6.875% 2026	49,185	53,567
Petróleos Mexicanos 6.875% 2026[4]	17,245	18,782
Petróleos Mexicanos 5.50% 2044	11,415	9,591
Petróleos Mexicanos 5.625% 2046	5,325	4,540
YPF Sociedad Anónima 8.75% 2024[5]	8,500	8,914
YPF Sociedad Anónima 8.50% 2025[4]	29,500	30,385
		179,938
Materials 0.16%
ArcelorMittal 10.85% 2019	20,000	23,575
ArcelorMittal 7.25% 2022	24,365	25,583
CRH America, Inc. 8.125% 2018	15,540	17,436
FMG Resources 9.75% 2022[4]	58,955	63,450
		130,044
Financials 0.11%
Developers Diversified Realty Corp. 7.875% 2020	8,075	9,672
Discover Financial Services 10.25% 2019	4,334	5,113
ERP Operating LP 5.75% 2017	905	946
HBOS PLC 6.75% 2018[4]	36,490	39,333
Lloyds Banking Group PLC, junior subordinated 6.657% preference shares (undated)[4]	30,300	33,406
Simon Property Group, LP 10.35% 2019	5,170	6,294
		94,764
Total corporate bonds & notes		615,200
U.S. Treasury bonds & notes 0.47% U.S. Treasury 0.47%
U.S. Treasury 2.875% 2045[6]	101,450	106,236
U.S. Treasury 3.00% 2045	95,625	102,654
U.S. Treasury 2.50% 2046	183,900	178,271
Total U.S. Treasury bonds & notes		387,161
Bonds & notes of governments & government agencies outside the U.S. 0.15%
India (Republic of) 8.60% 2028	INR1,220,300	19,295
Indonesia (Republic of) 8.375% 2034	IDR1,300,000,000	98,615
		117,910
Total bonds, notes & other debt instruments (cost: $1,075,687,000)		1,120,271
Short-term securities 4.01%
Australia & New Zealand Banking Group, Ltd. 0.63% due 9/2/2016[4]	$14,300	14,280
Bank of Nova Scotia 0.82%–0.85% due 8/16/2016–8/18/2016[4]	95,200	95,083
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.43%–0.62% due 6/8/2016–7/7/2016	192,600	192,553
BASF AG 0.65% due 6/27/2016[4]	30,000	29,991
Capital World Growth and Income Fund — Page 8 of 10

unaudited
Short-term securities	Principal amount (000)	Value (000)
Canada Bill(s) 0.49% due 6/1/2016	$25,000	$25,000
Ciesco LLC 0.57% due 6/1/2016	100,000	99,999
Export Development Canada 0.61%–0.63% due 6/20/2016–8/17/2016	130,000	129,916
Fannie Mae 0.37%–0.60% due 7/1/2016–1/3/2017	200,000	199,809
Federal Home Loan Bank 0.28%–0.64% due 6/14/2016–12/15/2016	699,700	699,234
Freddie Mac 0.36%–0.41% due 6/6/2016–6/9/2016	92,700	92,697
GlaxoSmithKline Finance PLC 0.51%–0.61% due 6/16/2016–8/22/2016[4]	95,000	94,913
Gotham Funding Corp. 0.43% due 6/20/2016[4]	33,300	33,292
KfW 0.56% due 6/15/2016[4]	39,000	38,995
Liberty Street Funding Corp. 0.64% due 9/19/2016[4]	22,300	22,249
Mizuho Bank, Ltd. 0.61%–0.75% due 7/19/2016–10/21/2016[4]	204,400	204,089
Nestlé Capital Corp. 0.53%–0.57% due 6/21/2016–7/6/2016[4]	100,000	99,971
Nestlé Finance International Ltd. 0.53% due 6/9/2016	35,000	34,997
Nordea Bank AB 0.53% due 9/1/2016[4]	75,000	74,897
Old Line Funding, LLC 0.73% due 7/19/2016[4]	46,000	45,969
Québec (Province of) 0.51% due 6/6/2016[4]	50,000	49,997
Sumitomo Mitsui Banking Corp. 0.39%–0.52% due 6/20/2016–8/2/2016[4]	208,600	208,475
Svenska Handelsbanken Inc. 0.62%–0.68% due 7/11/2016–10/3/2016[4]	95,800	95,670
Toronto-Dominion Holdings USA Inc. 0.86%–0.90% due 9/20/2016–11/18/2016[4]	150,000	149,604
Total Capital Canada Ltd. 0.40%–0.63% due 6/15/2016–8/25/2016[4]	120,100	120,029
Toyota Motor Credit Corp. 0.56% due 6/3/2016	100,000	99,998
United Parcel Service Inc. 0.49% due 7/1/2016[4]	125,000	124,953
Wells Fargo Bank, N.A. 0.86% due 11/7/2016	62,800	62,810
Westpac Banking Corp. 0.78%–0.90% due 8/5/2016–10/17/2016[4]	150,000	149,773
Total short-term securities (cost: $3,288,756,000)		3,289,243
Total investment securities 99.52% (cost: $70,906,414,000)		81,660,853
Other assets less liabilities 0.48%		394,521
Net assets 100.00%		$82,055,374
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $1,057,377,000.
	Settlement date	Counterparty	Contract amount		Unrealized appreciation (depreciation) at 5/31/2016 (000)
			Receive (000)	Deliver (000)
Sales:
Australian dollars	7/12/2016	Bank of America, N.A.	$29,891	A$41,000	$306
Australian dollars	8/4/2016	UBS AG	$6,816	A$9,500	(34)
British pounds	6/14/2016	Citibank	$125,441	£87,978	(1,994)
British pounds	7/12/2016	Citibank	$230,891	£160,000	(915)
British pounds	7/12/2016	Bank of America, N.A.	$230,480	£160,160	(1,558)
British pounds	7/25/2016	UBS AG	$73,518	£50,814	(105)
Canadian dollars	6/10/2016	HSBC Bank	$38,518	C$49,400	848
Euros	6/15/2016	HSBC Bank	$36,004	€31,842	555
Euros	6/16/2016	Bank of America, N.A.	$66,713	€58,530	1,552
Japanese yen	6/21/2016	JPMorgan Chase	$119,983	¥12,994,738	2,542
Capital World Growth and Income Fund — Page 9 of 10

unaudited
	Settlement date	Counterparty	Contract amount		Unrealized appreciation (depreciation) at 5/31/2016 (000)
			Receive (000)	Deliver (000)
Singapore dollars	8/26/2016	Barclays Bank PLC	$75,065	S$103,890	$(259)
Thai baht	8/10/2016	JPMorgan Chase	$22,044	THB777,387	309
					$1,247
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $765,132,000, which represented .93% of the net assets of the fund.
[2]	Security did not produce income during the last 12 months.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,913,209,000, which represented 2.33% of the net assets of the fund.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	A portion of this security was pledged as collateral. The total value of pledged collateral was $12,739,000, which represented .02% of the net assets of the fund.

Key to abbreviations and symbols
A$ = Australian dollars
ADR = American Depositary Receipts
CAD/C$ = Canadian dollars
EUR/€ = Euros
GBP/£ = British pounds
GDR = Global Depositary Receipts
HKD = Hong Kong dollars
IDR = Indonesian rupiah
INR = Indian rupees
¥ = Japanese yen
MXN = Mexican pesos
S$ = Singapore dollars
THB = Thai baht
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-033-0716O-S54158	Capital World Growth and Income Fund — Page 10 of 10

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL WORLD GROWTH AND INCOME FUND

By /s/ Donald H. Rolfe
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: July 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Donald H. Rolfe
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: July 29, 2016

By /s/ Kimberley H. Monasterio
Kimberley H. Monasterio, Treasurer and Principal Financial Officer

Date: July 29, 2016